Differences Between Financial Statements and Form 5500 - Reconciliation of Deductions per the Financial Statements to Total Expenses per the Plan’s Form 5500 (Details) - EBP 078 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Total deductions	$ (278,857,016)	$ (225,326,890)
Deemed distributions	95,458
Total expenses per Form 5500	$ (278,761,558)